Supplemental Cash Flow Information (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Supplemental Cash Flow Information (Details)
Income taxes refunded	$ 22	$ 0	$ 187	$ 1,717